Balance Sheets (Unaudited)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 AED (د.إ)
Non-current assets
Property and equipment	$ 1,930,564	د.إ 7,089,030	د.إ 4,111,784
Intangible assets	19,386	71,187	37,585
Right of use asset	234,871	862,446	1,343,361
Total Non-current assets	2,184,821	8,022,663	5,492,730
Current assets
Trade receivables	8,393	30,820	47,250
Other receivables	283,791	1,042,081	872,080
Advance Payment to Suppliers	174,208	639,691	3,381,872
Cash and cash equivalents	4,239,027	15,565,708	47,837
Total Current assets	4,705,419	17,278,300	4,349,039
TOTAL ASSETS	6,890,240	25,300,963	9,841,769
Share capital
Ordinary stock, $0.0001 par value 34,888,447 and 30,000,000 shares, authorized shares 200,000,000	3,489	12,811	11,016
Additional paid in capital	18,960,298	69,622,214	18,856,437
Accumulated deficit	(16,790,196)	(61,653,598)	(49,602,966)
TOTAL EQUITY (DEFICIT)	2,173,591	7,981,427	(30,735,513)
Non-current liabilities
Contract liabilities	3,820,529	14,028,981	14,028,981
Employees’ end-of-service benefits	176,797	649,199	611,777
Payable for shares	27,233	100,000	100,000
Lease liability	43,078	158,184	504,048
Total non-current liabilities	4,067,637	14,936,364	15,244,806
Current liabilities
Trade and other payables	279,184	1,025,162	3,214,271
Due to related parties	170,131	624,721	21,241,387
Lease liability	199,697	733,289	876,818
Total current liabilities	649,012	2,383,172	25,332,476
Total liabilities	4,716,649	17,319,536	40,577,282
TOTAL EQUITY (DEFICIT) AND LIABILITIES	$ 6,890,240	د.إ 25,300,963	د.إ 9,841,769